DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) (USD $)	Dec. 28, 2012 Brands Customer	Sep. 07, 2012 Merger Agreement [Member]
Description of Business and Basis of Presentation [Line Items]
Number of Customers	100,000
Number of distinct and targeted brands	14
Percentage of U.S. population the Company is able to provide next-day delivery service	98.00%
Stated share price for merger agreement (in dollars per share)		$ 25.5